REVENUES	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
REVENUES

12. REVENUES

Under the terms of the Company’s concentrate sales contracts, lead–silver and zinc–silver concentrates are sold on a provisional pricing basis whereby sales are recognized at prevailing metal prices when the revenue recognition criteria have been met, namely when title and the risks and rewards of ownership have transferred to the customer. Final pricing of each delivery is not determined until one to three months post-delivery. The price recorded at the time of sale may differ from the actual final price received from the customer due to changes in market prices for metals. The price volatility is considered an embedded derivative in accounts receivable. The embedded derivative is recorded at fair value by mark-to-market adjustments at each reporting period until settlement occurs, with the changes in fair value recorded in revenues.

The Company recognized the following amounts related to revenue:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2021	2020	2021	2020
	$	$	$	$
Concentrate revenues from contracts with customers	9,440	939	19,284	6,530
Provisional pricing adjustments on concentrate sales (1)	277	(252)	214	(778)
Revenues from toll milling services	-	-	-	496
Total revenues	9,717	687	19,498	6,248

(1)	Refer to Note 18 of the Q1 2021 Condensed Consolidated Financial Statements. The 2020 quarterly information was revised for the reclassification of foreign exchange differences on provisionally priced sales. The revisions for the three and six months ended June 30, 2020 are $204 and $1,258, respective debits to revenue.

The following table sets out the disaggregation of revenue by metal and form of sale:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2021	2020	2021	2020
	$	$	$	$
Concentrate revenues:
Silver	6,083	401	12,682	3,350
Lead	1,429	137	2,737	1,100
Zinc	2,205	149	4,079	1,302
Revenues from toll milling services	-	-	-	496
Total revenues	9,717	687	19,498	6,248

The Company has offtake agreements with Trafigura Mexico, S.A. de C.V. (“Trafigura”), a subsidiary within the Trafigura group of companies. Due to the availability of alternative processing and commercialization options for its concentrate, the Company believes it would suffer no material adverse effect if it lost the services of Trafigura.